Income Taxes - Additional Information (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Income tax [line items]
Proportion of ownership interest in subsidiary		100.00%
Others [Member] | Global Minimum Tax Act [Member]
Income tax [line items]
Global minimum tax percentage	15.00%